AmSouth Equity Income Fund

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-800-451-8382

The AmSouth Equity Income Fund seeks to provide above average income and capital appreciation by investing primarily in income-producing equity securities. The Fund's goals and investment program are described in more detail inside. AmSouth Bank ("AmSouth") serves as the Fund's investment adviser, and Rockhaven Asset Management, LLC ("Rockhaven") serves as the investment sub-adviser of the Fund.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, AmSouth, and Rockhaven.

This  prospectus  should  be read in  conjunction  with the  separate  account's
prospectus  describing  the  variable  insurance  contract.   Please  read  both
prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2000.





                                TABLE OF CONTENTS

RISK/RETURN SUMMARY AND FUND EXPENSES                        MANAGEMENT OF THE FUND
   Investment Objective                                          Investment Advisor and Sub-Adviser
   Principal Investment Strategies                               Administrator and Distributor
   Principal Investment Risks                                    Servicing Agents
   Fund Performance                                          TAXATION
FINANCIAL  HIGHLIGHTS                                            GENERAL INFORMATION
INVESTMENT OBJECTIVE,  STRATEGIES AND RISKS                      Description  of  the  Trust  and  Its  Shares
VALUATION  OF SHARES                                             Similar Fund Performance  Information
PURCHASING AND REDEEMING SHARES                                  Prior Performance of Portfolio Manager
                                                                 Miscellaneous

                      RISK/RETURN SUMMARY AND FUND EXPENSES

Investment Objective

The Fund seeks to provide above average income and capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 65% of its total assets in income producing equity securities, including common stock, preferred stock and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in equity securities. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities generally will change in value inversely with changes in interest rates. Also, an investment by the Fund in fixed income securities generally will expose the Fund to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. This risk may be greater with respect to the Fund's investments in lower rated securities.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates how the Fund's performance varies from year to year, and the table compares the Fund's performance to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*

[Bar Chart]                              12.36%                 25.00%
                                         1998                   1999
Best Quarter:                            19.65%                12/31/99
Worst Quarter:                           -4.61%                 9/30/99

Average Annual Total Return* (for the periods ended December 31, 1999)

                                                            Since Inception
                                         Past Year        (October 23, 1997)
Fund                                     25.00%                 18.14%
S&P 500(R) Index*                        21.03%                 23.74%

------------------
*  Assumes reinvestment of dividends and distributions.

                              FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 1999. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during each period. This information has been audited by PricewaterhouseCoopers LLP, the Fund's independent auditors, whose report on the Fund's financial statements, along with the Fund's financial statements, are included in the Fund's annual report, which may be obtained without charge upon request.

                                                                                                    p


                                                                  Year ended December 31,            October 23, 1997 through
For a share outstanding throughout the period:               1999                     1998             December 31, 1997 (a)
---------------------------------------------            --------------------------------------------------------------------------


Net Asset Value, Beginning of Period                  $      11.26             $      10.23            $      10.00
                                                      ------------------------ ----------------------- ----------------------------

Income From Investment Operations:
     Net investment income                                    0.15                      0.22                    0.03
     Net gains or losses on securities (realized              2.64                      1.03                    0.23
     and unrealized)
                                                      ------------------------ ----------------------- ----------------------------

       Total from investment operations                       2.79                      1.25                    0.26
                                                      ------------------------ ----------------------- ----------------------------

Less Distributions:
     Dividends (from net investment income)                  (0.16)                   (0.22)                   (0.03)
                                                      ------------------------ ----------------------- ----------------------------

       Total distributions                                   (0.16)                   (0.22)                   (0.03)
                                                      ------------------------ ----------------------- ----------------------------

Net Asset Value, End of Period                        $      13.89             $      11.26            $       10.23
                                                      ======================== ======================= ============================

Total Return                                                 25.00%                   12.36%                    2.27%(b)

Ratios/Supplementary Data:
         Net assets, end of period (000's)            $     35,554             $     22,543            $       2,387
         Ratio of expenses to average net assets              1.22%                    1.14%                    1.22%(c)
         Ratio of net income to average net assets            1.31%                    2.13%                    2.39%(c)
         Ratio of expenses to average net assets*             1.37%                    1.53%                    7.26%(c)
         Ratio of net income to average net assets*           1.16%                    1.74%                   (3.65)%(c)
         Portfolio turnover rate                            110.31%                  120.83%                    4.00%


-------------------------------
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
* During the period, certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which AmSouth acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund seeks to provide above average income and capital appreciation. The Fund's stock selection emphasizes those common stocks in each sector that have good value, attractive yield, and dividend growth potential. The Fund also utilizes convertible securities, which typically offer higher yields and good potential for capital appreciation. The portion of the Fund's total assets invested in common stock, preferred stock, and convertible securities varies according to Rockhaven's assessment of market and economic conditions and outlook. Most companies in which the Fund invests are listed on national securities exchanges.

Rockhaven seeks to invest in equity securities which are believed to represent investment value. Factors which may be considered in selecting equity securities include industry and company fundamentals, historical price relationships, and/or underlying asset value.

The Fund may invest in companies of any size, although most equities purchased will be issued by companies whose market capitalizations are large relative to the entirety of the U.S. securities markets, but not as large as many of the securities represented in such broad market indexes as the S&P 500(R) Index.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on the Fund's investment strategies may be found in its most recent annual/semi-annual report and in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the equities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

The Fund may invest in equities issued by foreign companies. The equities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities.

Rockhaven tries to manage market risk by primarily investing in relatively large capitalization "value" equities of U.S. issuers. Equities of larger companies tend to be less volatile than those of smaller companies, and value equities in theory limit downside risk because they are underpriced. Of course, Rockhaven's success in moderating market risk cannot be assured. In addition, the Fund may produce more modest gains than equity funds with more aggressive investment profiles.

Interest Rate Risk

The Fund may invest in debt securities and other types of fixed income securities, such as convertible preferred stock and convertible bonds and debentures. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in convertible securities and debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

The Fund may invest in lower rated convertible securities and debt obligations, including convertible securities that are not "investment grade", which are commonly referred to as "junk bonds". To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent the Fund from selling a security at the time and price that would be most beneficial to the Fund.

Rockhaven attempts to reduce the credit risk associated with lower rated securities through diversification of the Fund's portfolio, credit analysis of each issuer in which the Fund invests, and monitoring broad economic trends and corporate and legislative developments. However, there is no assurance that Rockhaven will successfully or completely reduce credit risk.

Temporary Investments

Rockhaven may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

                               VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day (other than a day on which there are insufficient changes in the value of the Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received). A Business Day is a day on which the NYSE is open for trading.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

                         PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, AmSouth and Rockhaven. Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt by the Fund's distributor (or other agent) of a purchase order or redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Fund currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

                             MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

AmSouth

AmSouth Bank, 1901 Sixth Avenue North, Birmingham, Alabama 35203, is the investment adviser of the Fund. AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of December 31, 1999 of $43.4 billion and operated more than 660 banking offices and 1,300 ATM locations in Alabama, Florida, Georgia, Louisiana, Kentucky, Virginia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of December 31, 1999, AmSouth and its affiliates had over $9 billion in assets under discretionary management. AmSouth is the largest provider of trust services in Alabama, and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.

Subject to the general supervision of the Board of Trustees and in accordance with the investment objective and restrictions of the Fund, AmSouth is authorized to manage the Fund, make decisions with respect to and place orders for all purchases and sales of its investment securities, and maintain its records relating to such purchases and sales.

Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by the Trust for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of 0.60% of the Fund's daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Trust and AmSouth. For services provided and expenses assumed during the fiscal year ended December 31, 1999, AmSouth received an investment advisory fee equal to 0.51% of the Fund's average daily net assets, out of which it paid a sub-advisory fee to Rockhaven equal to 0.31% of the Fund's average daily net assets.

Rockhaven

Rockhaven serves as investment sub-adviser of the Fund in accordance with a sub-advisory agreement with AmSouth. Rockhaven makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the general supervision of the Board of Trustees and AmSouth, in accordance with the Fund's investment objective, policies and restrictions. For its services and expenses assumed under the sub-advisory agreement, Rockhaven is entitled to a fee payable by AmSouth, as described above.

Rockhaven is 50% owned by AmSouth and 50% owned by Mr. Christopher H. Wiles. Rockhaven was organized in 1997 to perform advisory services for investment companies and has its principal offices at 100 First Avenue, Suite 1050, Pittsburgh, Pennsylvania 15222.

Mr. Wiles is the portfolio manager for the Fund and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. Mr. Wiles is the President and Chief Investment Officer of Rockhaven. From May, 1991 to January, 1997, he was portfolio manager of the Federated Equity Income Fund.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase, exchange and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

                                    TAXATION

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                               GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of nine portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Similar Fund Performance Information

The following table provides information concerning the historical total return performance of the Trust Shares (formerly Premier Shares) class of the AmSouth Equity Income Fund (the "Similar Fund"), a series of the AmSouth Mutual Funds. The Similar Fund's investment objectives, policies and strategies are substantially similar to those of the Fund, and it is currently managed by the same portfolio manager. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of AmSouth and Rockhaven in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio manager. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of its portfolio manager.

The performance data shown below reflects the operating expenses of the Similar Fund, which are lower than the expenses of the Fund. Performance would have been lower for the Similar Fund if the Fund's expenses were used. In addition, the Similar Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark index identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Average Annual Total Return for the Similar Fund and for Its Benchmark Index for Periods Ended December 31, 1999

                                                      Since Inception
Similar Fund/Benchmark           1 Year               (March 20, 1997)
----------------------           ------               ----------------
AmSouth Equity  Income Fund      25.15%                    20.70%
S&P  500(R) Index*               21.03%                    29.16%
-----------------
* The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Prior Performance of Portfolio Manager

From August 1, 1991 to January 31, 1997, Christopher Wiles, the portfolio manager of the Fund, was the portfolio manager of the Federated Equity Income Fund, which had investment objectives, policies and strategies that were substantially similar to those of the Fund. The cumulative total return for the Class A Shares of the Federated Equity Income Fund from August 1, 1991 through January 31, 1997 was 139.82%, absent the imposition of a sales charge. The cumulative total return for the same period for the S&P 500(R) Index was 135.09%. The cumulative total return for the Class B Shares of the Federated Equity Income Fund from September 27, 1994 (date of initial public offering) through January 31, 1997 was 62.64%, absent the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the S&P 500(R) Index was 79.69%. At January 31, 1997, the Federated Equity Income Fund had approximately $970 million in net assets.

The Federated Equity Income Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

As portfolio manager of the Federated Equity Income Fund, Mr. Wiles had full discretionary authority over the selection of investments for that fund. Average annual total returns for the one-year, three-year, and five-year periods ended January 31, 1997 and for the entire period during which Mr. Wiles managed the Class A Shares of the Federated Equity Income Fund and for the one-year and since inception period for the Class B Shares of the Federated Equity Income Fund compared with the performance of the S&P 500(R) Index and the Lipper Equity Income Fund Index were:

Prior Performance of Class A Shares and Class B Shares of the Federated Equity Income Fund


                                                                                Federated                            Lipper
                                                                                 Equity     S&P 500(R)         Equity Income Fund
                                                                              Income Fund+*    Index                 Index #
CLASS A SHARES (absent imposition of sales charge)

One Year                                                                         23.26%       26.34%                 19.48%

Three Years                                                                      17.03%       20.72%                 15.09%

Five Years                                                                       16.51%       17.02%                 14.73%
August 1, 1991 through January 31, 1997                                          17.25%       16.78%                 14.99%

CLASS A SHARES  (assuming  imposition  of the
Federated  Equity  Income  Fund's maximum sales charge)

One Year                                                                         16.48%

Three Years                                                                      14.85%

Five Years                                                                       15.20%

August 1, 1991 through January 31, 1997                                          16.05%

CLASS B SHARES (absent imposition of contingent deferred sales charge)

One Year                                                                         22.26%       26.34%                 19.48%

September 27, 1994 through January 31, 1997                                      23.15%       28.44%                 20.65%

CLASS B SHARES (assuming imposition of the Federated Equity Income Fund's maximum contingent deferred sales charge)

One Year                                                                         16.76%

September 27, 1994 through January 31, 1997                                      22.79%

-------------------
+ Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

* During the period from August 1, 1991 through January 31, 1997, the operating expense ratio of the Class A Shares (the shares most similar to the shares of the Fund) of the Federated Equity Income Fund ranged from 0.95% to 1.05% of the fund's average daily net assets. During the period from September 27, 1994 through January 31, 1997 the operating expense ratio for the Class B Shares of the Federated Equity Income Fund ranged from 1.80% to 1.87% of the fund's average daily net assets. The operating expenses of the Class A Shares and Class B Shares of the Federated Equity Income Fund were lower and higher, respectively, than the operating expenses of the Fund. If the operating expenses of the Fund are higher than the historical operating expenses of the Federated Equity Income Fund, this could negatively affect performance of a similar investment program.

# The Lipper Equity Income Fund Index is composed of managed funds that seek relatively high current income and growth of income through investing 60% of more of their portfolios in equities.

The Federated Equity Income Fund is a separate fund and its historical performance is not indicative of the potential performance of the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
An investor can get free copies of reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                            Telephone: 1-800-451-8382
--------------------------------------------------------------------------------
Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

o    Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-8644.

                           AmSouth Select Equity Fund

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-800-451-8382

The AmSouth Select Equity Fund seeks to provide long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund's goals and investment program are described in more detail inside. AmSouth Bank ("AmSouth") serves as the Fund's investment adviser, and OakBrook Investments, LLC ("OakBrook") serves as the investment sub-adviser of the Fund.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, AmSouth, and OakBrook.

This  prospectus  should  be read in  conjunction  with the  separate  account's
prospectus  describing  the  variable  insurance  contract.   Please  read  both
prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2000.

                                TABLE OF CONTENTS


RISK/RETURN SUMMARY AND FUND EXPENSES             PURCHASING AND REDEEMING SHARES
   Investment Objectives                          MANAGEMENT OF THE FUND
   Principal Investment Strategies                   Investment Adviser
   Principal Investment Risks                        Administrator and Distributor
   Fund Performance                                  Servicing Agents
FINANCIAL HIGHLIGHTS                              TAXATION
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS        GENERAL INFORMATION
VALUATION OF SHARES                                  Description of the Trust and Its Shares
                                                     Similar Fund Performance Information
                                                     Miscellaneous


                      RISK/RETURN SUMMARY AND FUND EXPENSES

Investment Objective

The Fund seeks to provide long-term growth of capital.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks, of companies with market capitalizations that are greater than $2 billion at the time of purchase. The portfolio manager does not currently intend to purchase convertible securities.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks, although the Fund's investment strategies seek out stocks that tend to be less volatile than many common stocks over the long term. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities generally will change in value inversely with changes in interest rates. Also, an investment by the Fund in fixed income securities generally will expose the Fund to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. Because the Fund may concentrate its investments in a relatively small number of issuers, it may be exposed to risks caused by events that affect particular companies to a greater extent than more broadly diversified mutual funds.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund recently began operations, it does not have a calendar year of performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

                              FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 1999. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during the period. This information has been audited by PricewaterhouseCoopers LLP, the Fund's independent auditors, whose report on the Fund's financial statements, along with the Fund's financial statements, are included in the Fund's annual report, which may be obtained without charge upon request.

                                                          May 3, 1999 through
For a share outstanding throughout the period:            December 31, 1999(a)
---------------------------------------------        ---------------------------

Net Asset Value, Beginning of Period                 $      10.00
                                                     ---------------------------

Income From Investment Operations:
     Net investment income                                   0.04
     Net gains or losses on securities (realized            (1.49)
     and unrealized)
                                                     ---------------------------

       Total from investment operations                     (1.45)
                                                     ---------------------------

Less Distributions:
     Dividends (from net investment income)                 (0.04)
                                                     ---------------------------

       Total distributions                                  (0.04)
                                                     ---------------------------

Net Asset Value, End of Period                       $       8.51
                                                     ===========================

Total Return                                               (14.51)%(b)

Ratios/Supplementary Data:
         Net assets, end of period (000's)           $     2,881
         Ratio of expenses to average net assets            1.23%(c)
         Ratio of net income to average net assets          0.69%(c)
         Ratio of expenses to average net assets*           3.50%(c)
         Ratio of net income to average net assets*        -1.58%(c)
         Portfolio turnover rate                           18.21%


-----------------------------
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
* During the period, certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which AmSouth or OakBrook acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund seeks to provide long-term growth of capital. The Fund seeks to obtain its investment objective by investing primarily in companies that possess a dominant market share and have a barrier, such as a patent or well-known brand name, that shields its market share and profits from competitors. These companies typically have long records of stable earnings growth. OakBrook continuously monitors this universe of companies looking for opportunities to purchase such stocks at reasonable prices.

In managing the investment portfolio for the Fund, OakBrook may focus on a relatively limited number of stocks (generally 25 or less). OakBrook believes that this investment strategy has the potential for higher total returns than an investment strategy calling for investment in a larger number of securities.

In addition to its principal strategies discussed above, the Fund may invest in securities issued by companies with market capitalizations below $2 billion, or invest in futures and options contracts for purposes of hedging the Fund's portfolio or maintaining its exposure to the equity markets. The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than the strategies mentioned here. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk

Although common stocks historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the common stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

The Fund may invest in securities issued by foreign companies. The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities.

Interest Rate Risk

The Fund  may  invest  in debt  securities  and  other  types  of  fixed  income securities, such as convertible preferred stock and convertible bonds. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in convertible securities and debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares. The Fund also may be subject to credit risks posed by counterparties to futures and option contracts.

The Fund may invest in lower rated convertible securities and debt obligations. To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent the Fund from selling a security at the time and price that would be most beneficial to the Fund.

Diversification

The Fund is a non-diversified fund, which means it may concentrate its investments in the securities of a limited number of issuers. However, the Fund will be subject to certain diversification requirements imposed by the Internal Revenue Code. The use of a focused investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it been invested in a greater number of securities.

Temporary Investments

OakBrook may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

                               VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day (other than a day on which there are insufficient changes in the value of the Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received). A Business Day is a day on which the NYSE is open for trading.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

                         PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, AmSouth and OakBrook. Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt by the Fund's distributor (or other agent) of a purchase order or redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Fund currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

                             MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

AmSouth. AmSouth Bank, 1901 Sixth Avenue North, Birmingham, Alabama 35203, is the investment adviser of the Fund. AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region. AmSouth Bancorporation reported assets as of December 31, 1999 of $43.4 billion and operated more than 660 banking offices and 1,300 ATM locations in Alabama, Florida, Georgia, Louisiana, Kentucky, Virginia and Tennessee. AmSouth has provided investment management services through its Trust Investment Department since 1915. As of December 31, 1999, AmSouth and its affiliates had over $9 billion in assets under discretionary management. AmSouth is the largest provider of trust services in Alabama, and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests.

Subject to the general supervision of the Board of Trustees and in accordance with the investment objective and restrictions of the Fund, AmSouth is authorized to manage the Fund, make decisions with respect to and place orders for all purchases and sales of its investment securities, and maintain its records relating to such purchases and sales.

Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by the Trust for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of 0.80% of the Fund's daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Trust and AmSouth. For services provided and expenses assumed during the fiscal year ended December 31, 1999, AmSouth received an investment advisory fee equal to 0.70% of the Fund's average daily net assets, out of which it paid a sub-advisory fee to OakBrook equal to 0.50% of the Fund's average daily net assets.

OakBrook. OakBrook serves as investment sub-adviser of the Fund in accordance with a sub-advisory agreement with AmSouth. OakBrook makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the general supervision of the Board of Trustees and AmSouth in accordance with the Fund's investment objective, policies and restrictions. For its services and expenses incurred under the sub-advisory agreement, OakBrook is entitled to a fee payable by AmSouth.

OakBrook is 50% owned by AmSouth and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 135, Lisle, Illinois 60532.

The Fund is managed by a team from OakBrook. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the portfolio managers for the Fund and have the primary responsibility for the day-to-day portfolio management of the Fund. Dr. Wright is OakBrook's President and the Chief Investment Officer. He holds a doctorate in economics. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). He managed ANB's Large Cap Growth Fund and other equity funds starting in 1981. Ms. Sampson is OakBrook's Director of Portfolio Management. She holds a master of arts degree in economics. From 1993 to 1997, Ms. Sampson was Senior Portfolio Manager for ANB. She has worked in the investment field since 1981 and was a portfolio manager at ANB from 1987 to 1997. Dr. Jankovskis is OakBrook's Director of Research. He holds a doctorate in economics. He has conducted economic research since 1988. From August, 1992 to July, 1996, Dr. Jankovskis was an Investment Strategist for ANB, and from July, 1996 to December, 1997, he was the Manager of Research for ANB.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase, exchange and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

                                    TAXATION

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                               GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of nine portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
An investor can get free copies of reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                            Telephone: 1-800-451-8382

--------------------------------------------------------------------------------

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

o    Free from the Commission's Website at http://www.sec.gov.



Investment Company file no. 811-8644.

                           BB&T Growth and Income Fund

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-800-288-1872

The BB&T Growth and Income Fund seeks capital growth, current income, or both by investing primarily in stocks. The Fund's goals and investment program are described in more detail inside. Branch Banking and Trust Company ("BB&T") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and BB&T.

This  prospectus  should  be read in  conjunction  with the  separate  account's
prospectus  describing  the  variable  insurance  contract.   Please  read  both
prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2000.




                                TABLE OF CONTENTS


RISK/RETURN SUMMARY AND FUND EXPENSES             MANAGEMENT OF THE FUND
   Investment Objectives                             Investment Adviser
   Principal Investment Strategies                   Administrator and Distributor
   Principal Investment Risks                        Servicing Agents
   Fund Performance                               TAXATION
FINANCIAL HIGHLIGHTS                              GENERAL INFORMATION
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS           Description of the Trust and Its Shares
VALUATION OF SHARES                                  Similar Fund Performance Information
PURCHASING AND REDEEMING SHARES                      Miscellaneous



                      RISK/RETURN SUMMARY AND FUND EXPENSES

Investment Objective

The Fund seeks capital growth, current income, or both.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 65% of its total assets in stocks, which may include common stock, preferred stock, warrants, or debt instruments that are convertible into common stock.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in stocks. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, if any, generally will change in value inversely with changes in interest rates. Also, the Fund's investments may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates how the Fund's performance varies from year to year, and the table compares the Fund's performance to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*

[Bar Chart]                                    -3.85%              13.36%
                                                1998                1999

Best Quarter:                                  17.32%             12/31/98
Worst Quarter:                                -11.17%              9/30/99

Average Annual Total Return* (for the periods ended December 31, 1999)

                                             Since Inception
                         Past Year            (June 3, 1997)

Fund                       -3.85%                10.96%
S&P 500 (R) Index          21.03%                25.71%

------------------
*   Assumes reinvestment of dividends and distributions.

                              FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 1999. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during each period. This information has been audited by PricewaterhouseCoopers LLP, the Fund's independent auditors, whose report on the Fund's financial statements, along with the Fund's financial statements, are included in the Fund's annual report, which may be obtained without charge upon request.

                                                            Year ended December 31,                        June 3, 1997 through
For a share outstanding throughout the period:                   1999                   1998               December 31, 1997 (a)
---------------------------------------------            ------------------------ ---------------------- -----------------------

Net Asset Value, Beginning of Period                     $      13.30             $     11.88           $        10.00
                                                         ------------------------ ---------------------- -----------------------

Income From Investment Operations:
     Net investment income                                       0.18                    0.16                     0.10
     Net gains or losses on securities (realized and            (0.69)                   1.42                     1.89
     unrealized)
                                                         ------------------------ ---------------------- -----------------------

       Total from investment operations                         (0.51)                   1.58                     1.99
                                                         ------------------------ ---------------------- -----------------------

Less Distributions:
     Dividends (from net investment income)                     (0.15)                  (0.16)                   (0.10)
                                                          ----------------------- ---------------------- -----------------------
     Dividends (in excess of net investment income)               --                      --                     (0.01)
                                                         ------------------------ ---------------------- -----------------------
     Net realized gains                                         (0.18)                    --                      --
                                                         ------------------------ ---------------------- -----------------------

       Total distributions                                      (0.33)                  (0.16)                   (0.11)
                                                         ------------------------ ---------------------- -----------------------

Net Asset Value, End of Period                           $      12.46             $     13.30           $        11.88
                                                         ======================== ====================== =======================

Total Return                                                    (3.85)%                  13.36%                 19.96%(b)

Ratios/Supplementary Data:
         Net assets, end of period (000's)               $     52,525             $     49,062            $    28,829
         Ratio of expenses to average net assets                 0.87%                    0.91%                  0.91%(c)
         Ratio of net investment income to average               1.43%                    1.37%                  1.68%(c)
          net assets
         Ratio of expenses to average net assets*                1.16%                    1.24%                  2.31%(c)
         Ratio of net investment income to average               1.14%                    1.04%                  0.28%(c)
          net assets*
         Portfolio turnover rate                                11.98%                    2.77%                  7.75%


--------------------------
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
* During the period, certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is to seek capital growth, current income, or both. Equity securities purchased by the Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system. While some stocks may be purchased primarily to achieve the Fund's investment objective for income, most stocks will be purchased by the Fund primarily in pursuit of its investment objective for growth.

BB&T uses a value-oriented investment approach that focuses on stocks of issuers which over a five year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders. In evaluating prospective investments, BB&T may consider factors such as the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential, as well as historical value measures such as price-earnings ratios, profit margins and liquidation values. The Fund may invest in companies of any size, although most stocks purchased will be issued by companies whose market capitalizations are large relative to the entirety of the U.S. securities markets, but not as large as many of the stocks represented in such broad market indexes as the S&P 500(R) Index.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on the Fund's investment strategies may be found in its most recent annual/semi-annual report and in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk

Although stocks historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

The Fund may invest in stocks issued by foreign companies, although it will do so only if the stocks are traded in the U.S. The stocks of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks.

BB&T tries to manage market risk by primarily investing in relatively large capitalization "value" stocks of U.S. issuers. Stocks of larger companies tend to be less volatile than those of smaller companies, and value stocks in theory limit downside risk because they are underpriced. Of course, BB&T's success in moderating market risk cannot be assured. In addition, the Fund may produce more modest gains than stock funds with more aggressive investment profiles.

Interest Rate Risk

Although the Fund's primary investment focus is stocks, it may invest in debt securities and other types of fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

Temporary Investments

BB&T may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

                               VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day (other than a day on which there are insufficient changes in the value of the Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received). A Business Day is a day on which the NYSE is open for trading.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

                         PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and BB&T. Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt by the Fund's distributor (or other agent) of a purchase order or redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Fund currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

                             MANAGEMENT OF THE FUND

Investment Adviser

Branch Banking and Trust Company, 434 Fayetteville Street Mall, Raleigh, N.C. 27601, is the investment adviser of the Fund. Through its portfolio management team, BB&T makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

BB&T is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 1999, BB&T Corporation had assets in excess of $43.5 billion. Through its subsidiaries, BB&T Corporation operates over 655 banking offices in North Carolina, South Carolina, Virginia, Maryland and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 17 years.

Under an investment advisory agreement between the Trust and BB&T, the Trust pays BB&T an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of: (a) 0.74% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T. For services provided and expenses assumed during the fiscal year ended December 31, 1999, BB&T received an investment advisory fee equal to an annual rate of 0.60% of the Fund's average daily net assets.

During the first half of 2000, BB&T intends to reorganize its investment advisory division as a separate, wholly owned subsidiary of BB&T to be called BB&T Asset Management, Inc. ("BB&T Asset Management"). Once organized and registered with the Securities and Exchange Commission, BB&T Asset Management will replace BB&T as the investment adviser of the BB&T Funds. Following the reorganization, the management and investment advisory personnel of BB&T that are currently providing investment management services to the Fund will continue to do so as the personnel of BB&T Asset Management. Additionally, BB&T Asset Management will be wholly owned and otherwise fully controlled by BB&T. As a result, this transaction will not be an "assignment" of the investment advisory contract for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote will not be required.

Richard B. Jones is the person who has been primarily responsible for the management of the Fund since its inception. Mr. Jones has been a portfolio manager in the BB&T Trust Division since 1987. He holds a B.S. in Business Administration from Miami (Ohio) University and an M.B.A. from The Ohio State University.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase, exchange and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

                                    TAXATION

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                               GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of nine portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Similar Fund Performance Information

The following table provides information concerning the historical total return performance of the Trust Shares class of the BB&T Growth and Income Stock Fund (the "Similar Fund"), a series of BB&T Funds. The Similar Fund's investment objectives, policies and strategies are substantially similar to those of the Fund, and it is currently managed by the same portfolio manager. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of BB&T in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio manager. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of its portfolio manager.

The performance data shown below reflects the operating expenses of the Similar Fund, which are lower than the expenses of the Fund. Performance would have been lower for the Similar Fund if the Fund's expenses were used. In addition, the Similar Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark index identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Average Annual Total Return for the Similar Fund and for Its Benchmark Index for Periods Ended December 31, 1999



                                                                                            Since Inception
Similar Fund/Benchmark                             1 Year       3 Years       5 Years       (October 9, 1992)
----------------------                             ------       -------       -------       ----------------
BB&T Growth and Income Stock Fund                    -2.22%        13.77%     18.87%            15.27%
S&P  500(R) Index*                                   21.03%        27.56%     28.54%            21.53%


-----------------
* The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
An investor can get free copies of reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

                            Variable Insurance Funds
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                            Telephone: 1-800-228-1872
--------------------------------------------------------------------------------

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

o    Free from the Commission's Website at http://www.sec.gov.





Investment Company Act file no. 811-8644.